Business Combination, Significant Transaction and Sale of Business (Details Textual 1) ₪ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 20, 2019	Feb. 06, 2019 USD ($)	Nov. 13, 2018 USD ($)	Jul. 30, 2018	Dec. 31, 2019 USD ($)	Oct. 01, 2019	Jul. 01, 2019 USD ($)	Apr. 07, 2019 USD ($)	Apr. 07, 2019 ILS (₪)	Apr. 01, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 06, 2019 ILS (₪)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ILS (₪)
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration							$ 9,400
Assets acquired remaining balance							3,100
Percentage of subsidiary outstanding shares						30.00%
Magic Software [Member] | Bottom of range [member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of subsidiary outstanding shares						70.00%
Magic Software [Member] | Top of range [member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of subsidiary outstanding shares						100.00%
PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration										$ 2,040
Acquisition consideration in cash										980
Total assets acquired net of acquired cash										$ 8,443
OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration											$ 6,000
Total assets acquired net of acquired cash											$ 12,456
Matrix [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration								$ 4,764
Assets acquired remaining balance								$ 2,398
Matrix [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration | ₪									₪ 17,087
Assets acquired remaining balance | ₪									₪ 8,602
Medatech Information Technologies Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Description of business combination	Matrix acquired all the share capital of Medatech Information Technologies Ltd., (“Medatech Technologies”) an Israeli-based company and a leading system integrator with many years of experience in distributing and implementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., (“Medatech Systems“) a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems amounted increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second year anniversary following the acquisition.
Dana Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration		$ 14,370
Total assets acquired net of acquired cash		$ (586)
Percentage of subsidiary outstanding shares		80.00%										80.00%
Description of business combination		Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 20% interest in Dana Engineering which may be exercised following the second-year anniversary of the acquisition.
Dana Engineering Ltd [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration | ₪												₪ 52,000
Noah Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			$ 1,989
Description of business combination			Matrix acquired all the share capital of Noah Technologies Ltd, an Israeli based company providing engineering solutions, computerized catalogs and IT professional services, for approximately NIS 6,090 (approximately $1,651) in cash or NIS 4,251 (approximately $1,152) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,084), estimated on the date of the acquisition at NIS 3,089 (approximately $837), relating to achievement of certain profitability targets for the years 2019-2021. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. Acquisition related costs were immaterial. Noah Technologies results of operations were included in the consolidated financial statements of the Company commencing December 1, 2018.
Integrity Software 2011 Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Description of business combination				Matrix acquired 65% of the share capital of Integrity Software 2011 Ltd., an Israeli-based company providing software solutions to the enterprise sector in Israel in the fields of software security, IT infrastructure and virtualization, for approximately NIS 9,000 (approximately $2,454) in cash or NIS 4,881 (approximately $1,331) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive performance-based payments capped at NIS 4,000 (approximately $1,091), estimated on the date of the acquisition at NIS 823 (approximately $224), contingent upon the seller meeting certain profitability targets during the years 2019-2021. Matrix and the seller both hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity.
Cambium (2014) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration					$ 1,989								$ 860
Acquisition consideration in cash													$ 750
Percentage of subsidiary outstanding shares					15.00%								55.00%	55.00%
Description of business combination					Due to the put option, the Group recorded a financial liability in an amount of NIS 870 (approximately $239) as of the acquisition date.
Cambium (2014) Ltd. [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Fair value of total consideration | ₪														₪ 3,126
Assets acquired remaining balance | ₪														₪ 2,729
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash							$ 12,500